Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2023 shares $ / shares	Sep. 30, 2023 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 18.30	$ 18.30
Average strike price in USD per share, Granted (in USD per share) | $ / shares		2.39
Average strike price in USD per share, Option Exchange - Granted (in USD per share) | $ / shares		2.06
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares		13.29
Average strike price in USD per share, Option Exchange - Forfeited (in USD per share) | $ / shares		22.55
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares		$ 11.58
Number of awards, At beginning of the year (in shares) | shares	10,755,494	10,755,494
Number of awards, Granted (in shares) | shares		3,436,141
Number of awards, Option Exchange - Granted (in shares) | shares		898,585
Number of awards, Forfeited (in shares) | shares		(2,110,729)
Number of awards, Option Exchange - Forfeited (in shares) | shares		(2,197,458)
Number of awards, At end of the year (in shares) | shares		10,782,033
Weighted average remaining contractual life of outstanding share options	8 years 5 months 15 days	8 years 29 days
Weighted average remaining contractual life of granted share options		8 years 6 months 25 days
Weighted Average Remaining Contractual Life Of Option Exchange, Granted		8 years 6 months 25 days